SUPPLEMENT DATED JUNE 8, 2006
                TO THE PROSPECTUS OF MATTHEWS ASIAN FUNDS
                          DATED APRIL 28, 2006


MATTHEWS PACIFIC TIGER FUND

The following supplements page 12 of the Prospectus dated April 28, 2006:

The Matthews Pacific Tiger Fund closed to most new investors on June 7, 2006. The Fund is continuing to accept investments from existing shareholders. Please see page 48 for "Who Can Invest in a Closed Fund?"

The section titled "Who Can Invest in a Closed Fund?" on page 48 of the Prospectus dated April 28, 2006, is replaced by the following:

The Matthews Pacific Tiger Fund and the Matthews Asian Growth and
Income Fund were closed to most new investors as of June 7, 2006 and November 28, 2003, respectively. If you were a shareholder of the Funds when they closed and the account remains open, you may make additional investments in the Funds or open additional accounts in the Funds under the same primary Social Security Number. To establish a new account in a closed Fund, you must provide written proof of your existing account (e.g., a copy of the account statement) to that Fund. A request to open a new account in a closed Fund will not be deemed to be "in good order" until you provide sufficient written proof of existing Fund ownership to the Fund or its representative. In addition, the following categories of investors may continue to invest in a closed fund:

*     Financial advisors with existing clients in the Fund
* Retirement plans and their participants that currently may invest in the Fund
* Fee-based programs with existing clients in or allocations to the Fund
* Officers and employees of the Fund's Advisor and their family members
*     Trustees, officers and employees of the Funds

Please note that some intermediaries may be unable to operationally accommodate additional investments in a closed fund. The Funds' Board of Trustees reserves the right to close a fund at any time (including closing the Fund to one or more of the above categories of investors) or to re-open one or more closed funds to all investors at any future date. If you have any questions about whether you are able to purchase shares of a closed fund, please call 800-789-ASIA [2742].




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                     SUPPLEMENT DATED JUNE 8, 2006
               TO THE STATEMENT OF ADDITIONAL INFORMATION
                        OF MATTHEWS ASIAN FUNDS
                         DATED APRIL 28, 2006

On May 24, 2006, the shareholders of the Matthews Asian Funds elected seven Trustees to the Board of Trustees. Four of the elected persons currently serve as Trustees, two of the elected persons are new to the Board and one person had previously served as an Interested Trustee.

The following table supplements the table found in "Management of the Funds - Trustees and Officers," on page 30 of the Statement of Additional Information dated April 28, 2006:

                                                              OTHER
                        TERM OF                  NUMBER OF   TRUSTEESHIPS/
                        OFFICE                   PORTFOLIOS  DIRECTORSHIPS
            POSITION(S)  AND      PRINCIPAL     IN FUND     (NUMBER OF
NAME, YEAR   HELD       LENGTH    OCCUPATION(S)  COMPLEX      PORTFOLIOS)
OF BIRTH,    WITH THE   OF TIME   DURING PAST    OVERSEEN     HELD BY
AND ADDRESS  TRUST      SERVED(1)  5 YEARS       BY TRUSTEE   TRUSTEE
--------------------------------------------------------------------------
                        INDEPENDENT TRUSTEES
--------------------------------------------------------------------------
Geoffrey H.
Bobroff      Trustee     Since     President,        8        None.
Born 1944                2006      Bobroff
Four                               Consulting,
Embarcadero                        Inc.
Center                            (since 1993).
Suite 550
San Francisco,
CA 94111

Rhoda        Trustee     Since    Senior Vice        8     Director of each
Rossman                  2006     President,               of PMI Mortgage
Born 1958                        Treasurer, Portfolio      Insurance Co.,
Four                             Manager(since 2003);      PMI Mortgage
Embarcadero                      Vice President and        Guaranty Co.,
Center                           Treasurer (2001-          PMI Mortgage
Suite 550                        2003); Assistant          Services Co.,
San Francisco,                   Vice President (1999-     Residential
CA 94111                         2001); Portfolio          Guaranty Co.,
                                 Manager (1997-2001),      Residential
                                 The PMI Group, Inc.       Insurance Co.,
                                                           PMI Securities
                                                           Co., Commerical
                                                           Loan Insurance
                                                           Corporation,
                                                           WMAC Credit
                                                           Insurance
                                                           Corporation,
                                                           PMI Mortgage
                                                           Insurance Ltd.,
                                                           PMI Mortgage
                                                           Insurance
                                                           Australia
                                                          (Holdings) Pty.
                                                          Limited, and
                                                          PMI Indemnity
                                                          Limited.
--------------------------------------------------------------------------
                        INTERESTED TRUSTEES(2)
--------------------------------------------------------------------------
G. Paul      President  President   Chairman      8       Director,
Matthews     and        (Since      and Chief             Matthews Asian
Born 1956    Trustee    1994),      Investment            Selection Funds
Four                    Trustee     Officer,              PLC(1 portfolio)
Embarcadero             since       Matthews
Center                  2006        International
Suite 550                           Capital
San Francisco,                      Management LLC
CA 94111                            since 1991.

(1) Each Trustee serves for an indefinite term, until retirement age or until his or her successor is elected.

(2) These Trustees and officers are considered "interested persons" of the Trust as defined under the 1940 Act either because of an ownership interest in the Advisor or an office held with the Trust.




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The following supplements the table found in "Security and Other
Interests," on page 34 of the Statement of Additional Information dated April 28, 2006:


                                                      AGGREGATE DOLLAR
                                                      RANGE OF EQUITY
                                                      SECURITIES IN
                                                      ALL REGISTERED
                                                      INVESTMENT
                                                      COMPANIES
                                                      OVERSEEN BY
                        DOLLAR RANGE OF               TRUSTEE WITHIN
                        EQUITY SECURITIES             THE FAMILY OF
NAME OF TRUSTEE         IN EACH FUND                  INVESTMENT COMPANIES
--------------------------------------------------------------------------
                        INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------
Geoffrey H. Bobroff   None                               None

Rhoda Rossman         Matthews Asian Growth and          $10,001-$50,000
                        Income Fund ($10,001-$50,000)
                      Matthews India Fund ($10,001-
                        $50,000)
--------------------------------------------------------------------------
                        INTERESTED TRUSTEES
--------------------------------------------------------------------------
G. Paul Matthews      Matthews Asia Pacific Fund         Above $100,000
                        ($10,001-$50,000)
                      Matthews Pacific Tiger Fund
                        (Above $100,000)
                      Matthews Asian Growth and
                         Income Fund (Above $100,000)
                      Matthews Asian Technology
                         Fund ($10,001-$50,000)
                      Matthews China Fund ($10,001-
                         $50,000)
                      Matthews India Fund ($10,001-
                         $50,000)
                      Matthews Japan Fund ($10,001-
                         $50,000)
                      Matthews Korea Fund ($10,001-
                         $50,000)


* Values as of the date of election to the Board of Trustees.